Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, plant and equipment.
Schedule of property, plant and equipment

	Buildings and	Machinery and		Assets under
EURm	constructions	equipment	Other	construction	Total
Acquisition cost as of January 1, 2018	1 065	2 649	106	86	3 906
Translation differences	8	6	2	–	16
Additions	65	366	–	88	519
Reclassifications	31	49	–	(80)	–
Disposals and retirements	(25)	(237)	(3)	(3)	(268)
Acquisition cost as of December 31, 2018	1 144	2 833	105	91	4 173
Accumulated depreciation as of January 1, 2018	(271)	(1 768)	(14)	–	(2 053)
Translation differences	(5)	(5)	–	–	(10)
Impairment charges	(33)	(7)	–	–	(40)
Disposals and retirements	15	194	2	–	211
Depreciation	(92)	(397)	(2)	–	(491)
Accumulated depreciation as of December 31, 2018	(386)	(1 983)	(14)	–	(2 383)
Net book value as of January 1, 2018	794	881	92	86	1 853
Net book value as of December 31, 2018	758	850	91	91	1 790
Acquisition cost as of January 1, 2019	1 144	2 833	105	91	4 173
Translation differences	15	22	2	–	39
Additions	63	339	–	143	545
Reclassifications	27	62	1	(90)	–
Disposals and retirements	(55)	(267)	(6)	(1)	(329)
Acquisition cost as of December 31, 2019	1 194	2 989	102	143	4 428
Accumulated depreciation as of January 1, 2019	(386)	(1 983)	(14)	–	(2 383)
Translation differences	(8)	(16)	–	–	(24)
Impairment charges	–	(4)	–	–	(4)
Disposals and retirements	33	257	–	–	290
Depreciation	(90)	(359)	(2)	–	(451)
Accumulated depreciation as of December 31, 2019	(451)	(2 105)	(16)	–	(2 572)
Net book value as of January 1, 2019	758	850	91	91	1 790
Net book value as of December 31, 2019	743	884	86	143	1 856